Quarterly Holdings Report
for
Fidelity® Arizona Municipal Income Fund
May 31, 2024
AZI-NPRT3-0724
1.802196.120
Municipal Bonds - 96.7%
	Principal Amount (a)	Value ($)
Arizona - 94.6%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2015 B, 5% 7/1/31	1,525,000	1,546,110
Series 2015 D:
5% 7/1/34	500,000	506,234
5% 7/1/35	900,000	911,031
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006, 5% 7/1/32	470,000	470,330
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, S&P Municipal Bond 7 Day High Grade Rate Index + 0.810% 4.52%, tender 1/1/37 (b)(c)	1,000,000	936,198
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A:
3% 2/1/45	1,000,000	768,874
4% 2/1/50	2,005,000	1,866,185
5% 2/1/40	700,000	735,658
Series 2021 A:
4% 2/1/39	500,000	494,397
4% 2/1/40	1,000,000	979,613
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/35	200,000	193,676
4% 9/1/36	355,000	343,788
4% 9/1/46	1,000,000	910,418
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	1,832,996	1,657,628
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,566,165
Series 2017A, 5% 7/1/31	385,000	402,097
Arizona State Univ. Revs.:
Series 2019 A, 5% 7/1/40	510,000	538,710
Series 2020 A:
5% 7/1/39	390,000	417,249
5% 7/1/43	2,925,000	3,094,741
Bullhead City Excise Taxes Series 2021, 2.55% 7/1/46	3,000,000	2,014,639
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	507,372
Chandler Excise Tax Rev. Series 2015, 3% 7/1/34	300,000	275,976
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(d)	3,000,000	3,062,513
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(d)	1,000,000	989,182
Glendale Union School District 205 Series A:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,001,614
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	998,963
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,310,000	2,407,093
5% 7/1/32	1,000,000	1,040,550
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	258,181
5% 7/1/33	435,000	435,596
Indl. Dev. Auth. of The City of Glendale Sr. Living Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	1,000,000	867,379
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,052,939
Series 2019 A:
5% 9/1/29	310,000	323,651
5% 9/1/33	275,000	287,127
5% 9/1/34	680,000	710,186
Series 2021 A:
3% 9/1/51	3,000,000	2,203,234
4% 9/1/51	1,500,000	1,350,213
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	500,000	417,374
6% 1/1/48 (e)	500,000	369,160
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,251,593
5% 7/1/34	585,000	620,883
Maricopa County Rev.:
Bonds Series C, 5%, tender 10/18/24 (b)	125,000	125,454
Series 2016 A:
5% 1/1/34	2,935,000	3,003,675
5% 1/1/38	2,320,000	2,366,161
Series 2019 E, 3% 1/1/49	3,000,000	2,248,885
Series 2019 F, 4% 1/1/45	1,000,000	953,633
Maricopa County School District #214 Tolleson Series 2018 A, 5% 7/1/31	350,000	365,560
Maricopa County School District #28 Kyrene Elementary:
Series 2015 C, 4% 7/1/29	650,000	648,935
Series 2019 A, 5% 7/1/37	1,000,000	1,055,083
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,045,638
Maricopa County Unified School District #48 Scottsdale:
Series 2017 B, 5% 7/1/33	3,015,000	3,143,514
Series D, 4% 7/1/34	350,000	359,131
Maricopa County Unified School District #69 Paradise Valley Series 2022, 5% 7/1/31	105,000	116,428
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,041,524
5% 7/1/38	3,850,000	3,919,654
Mesa Util. Sys. Rev.:
Series 2016, 3% 7/1/40	100,000	82,403
Series 2017:
3.25% 7/1/40	250,000	215,660
3.25% 7/1/41	680,000	582,351
Series 2019 A, 5% 7/1/43	2,015,000	2,118,862
Series 2021, 4% 7/1/35	1,000,000	1,024,463
Northern Arizona Univ. Revs.:
Series 2015, 5% 6/1/30	1,000,000	1,010,165
Series 2020 B, 5% 6/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,070,054
Phoenix Ariz Indl. Dev. Auth. Rev. (Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	500,000	462,759
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	25,000	25,685
5% 7/1/35 (d)	2,425,000	2,490,924
Series 2017 D, 5% 7/1/31	2,000,000	2,082,661
Series 2019 B:
4% 7/1/37 (d)	1,750,000	1,710,603
5% 7/1/33 (d)	280,000	294,284
Series 2023, 5% 7/1/30 (d)	2,000,000	2,126,929
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	185,000	195,522
5% 7/1/35	1,000,000	1,057,552
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,409,265
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,026,799
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/36	1,175,000	1,185,838
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,502,663
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	195,000	195,061
5% 7/1/27 (d)	400,000	400,059
Pima County Indl. Dev. Auth. Rev. Series 2021 A:
4% 4/1/37	415,000	405,731
4% 4/1/46	3,000,000	2,753,768
Pima County Unified School District #1 Tucson Series 2024 A, 5% 7/1/42 (Assured Guaranty Muni. Corp. Insured)	875,000	949,914
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2019 A, 5% 1/1/35	395,000	428,788
Series A, 5% 1/1/37	880,000	950,365
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	2,910,000	3,087,140
5.5% 12/1/29	3,000,000	3,150,502
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	406,653
Tempe Excise Tax Rev. Series 2016:
5% 7/1/28	315,000	324,589
5% 7/1/29	500,000	514,511
5% 7/1/30	325,000	334,432
5% 7/1/31	375,000	385,201
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	1,000,000	815,557
Tucson Wtr. Rev. Series 2017, 5% 7/1/34	1,000,000	1,041,143
Univ. of Arizona Univ. Revs. Series 2020 C, 5% 8/1/28	900,000	957,254
Window Rock Unified School District No. 8 of Apache County Impact Aid Rev. Series 2022:
5% 7/1/35	500,000	539,849
5% 7/1/36	500,000	538,398
Yavapai County Indl. Dev. Auth.:
Series 2016, 5% 8/1/36	1,305,000	1,329,502
Series 2019:
4% 8/1/43	350,000	326,203
5% 8/1/24	325,000	325,270
5% 8/1/25	400,000	404,169
5% 8/1/26	600,000	611,275
5% 8/1/27	625,000	641,493
5% 8/1/39	1,060,000	1,083,891
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,003,286
TOTAL ARIZONA		110,757,241
Puerto Rico - 2.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (e)	395,000	410,484
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	435,874	288,876
5.625% 7/1/27	50,000	52,241
5.625% 7/1/29	150,000	161,238
5.75% 7/1/31	365,000	406,162
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/41	50,000	44,025
5% 7/1/27	260,000	264,272
5% 7/1/32	95,000	99,123
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 4.55% 7/1/40	310,000	311,869
Series 2019 A2, 4.329% 7/1/40	405,000	402,344
TOTAL PUERTO RICO		2,440,634
TOTAL MUNICIPAL BONDS (Cost $117,554,284)		113,197,875

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.58% (f)(g) (Cost $2,221,418)	2,220,974	2,221,418

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $119,775,702)	115,419,293
NET OTHER ASSETS (LIABILITIES) - 1.4%	1,653,497
NET ASSETS - 100.0%	117,072,790

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,197,018 or 1.0% of net assets.

(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.58%	4,134,997	15,361,011	17,274,537	47,485	(53)	-	2,221,418	0.1%
Total	4,134,997	15,361,011	17,274,537	47,485	(53)	-	2,221,418

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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